N-2	Feb. 13, 2026
Cover [Abstract]
Entity Central Index Key	0001268884
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	CBRE Global Real Estate Income Fund
Entity Address, Address Line One	555 E. Lancaster Avenue
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	555 E. Lancaster Avenue
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	(877)
Local Phone Number	711-4272
Contact Personnel Name	Joseph P. Smith